Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Intangible Assets Text Block Abstract
Schedule of indefinite life intangible assets
	Orbital slots	Trade name	Intellectual property	Total indefinite life intangible assets
Cost as at January 1, 2021	$607,213	$17,000	$64,841	$689,054
Impact of foreign exchange	(268)	—	(449)	(717)
Cost as at December 31, 2021 and January 1, 2022	606,945	17,000	64,392	688,337
Impact of foreign exchange	2,797	—	4,673	7,470
Cost as at December 31, 2022	$609,742	$17,000	$69,065	$695,807
Accumulated impairment as at January 1, 2021	$(1,100)	$—	$—	$(1,100)
Impairment	—	—	—	—
Accumulated impairment as at December 31, 2021 and January 1, 2022	(1,100)	—	—	(1,100)
Impairment	—	—	—	—
Accumulated impairment as at December 31, 2022	$(1,100)	$—	$—	$(1,100)
Net carrying values
As at December 31, 2021	$605,845	$17,000	$64,392	$687,237
As at December 31, 2022	$608,642	$17,000	$69,065	$694,707

Schedule of finite life intangible assets
	Revenue backlog	Customer relationships	Customer contracts	Transponder rights	Concession rights	Software	Other	Total finite life intangible assets
Cost as at January 1, 2021	$223,664	$194,545	$12,618	$16,718	$22,914	$—	$59	$470,518
Additions(1)	—	—	—	—	75	1,193	—	1,268
Disposals/retirements	—	—	—	—	(411)	—	—	(411)
Impact of foreign exchange	—	(19)	—	—	(1,501)	—	—	(1,520)
Cost as at December 31, 2021 and January 1, 2022	223,664	194,526	12,618	16,718	21,077	1,193	59	469,855
Additions	—	—	—	—	71	—	—	71
Impact of foreign exchange	—	201	—	—	2,720	—	—	2,921
Cost as at December 31, 2022	$223,664	$194,727	$12,618	$16,718	$23,868	$1,193	$59	$472,847
Accumulated amortization and impairment as at January 1, 2021	$(208,981)	$(140,891)	$(7,545)	$(14,022)	$(7,800)	$—	$(43)	$(379,282)
Amortization(2)	(5,590)	(6,894)	(845)	(1,078)	(1,453)	(119)	(4)	(15,983)
Disposals/retirements	—	—	—	—	411	—	—	411
Impact of foreign exchange	—	13	—	—	408	—	—	421
Accumulated amortization and impairment as at December 31, 2021 and January 1, 2022	(214,571)	(147,772)	(8,390)	(15,100)	(8,434)	(119)	(47)	(394,433)
Amortization	(4,375)	(6,872)	(844)	(1,079)	(1,568)	(238)	(3)	(14,979)
Impact of foreign exchange	—	(153)	—	—	(1,111)	—	—	(1,264)
Accumulated amortization and impairment as at December 31, 2022	$(218,946)	$(154,797)	$(9,234)	$(16,179)	$(11,113)	$(357)	$(50)	$(410,676)
Net carrying values
As at December 31, 2021	$9,093	$46,754	$4,228	$1,618	$12,643	$1,074	$12	$75,422
As at December 31, 2022	$4,718	$39,930	$3,384	$539	$12,755	$836	$9	$62,171

(1)      Additions to software for the year ended December 31, 2021, reflect an adjustment of $1,577 related to the change in accounting policy associated with SaaS (Note 3).

(2)      Amortization of software for the year ended December 31, 2021, reflect an adjustment of $158 related to the change in accounting policy associated with SaaS (Note 3).

Schedule of indefinite and finite life intangible assets
	As at December 31, 2022			As at December 31, 2021
	Cost	Accumulated amortization and impairment	Net carrying value	Cost	Accumulated amortization and impairment	Net carrying value
Indefinite life intangibles	$695,807	$(1,100)	$694,707	$688,337	$(1,100)	$687,237
Finite life intangibles	472,847	(410,676)	62,171	469,855	(394,433)	75,422
Total intangibles	$1,168,654	$(411,776)	$756,878	$1,158,192	$(395,533)	$762,659

Schedule of remaining useful lives of the intangible assets
Years
Revenue backlog	2
Customer relationships	4 to 6
Customer contracts	4
Transponder rights	1
Concession rights	1 to 15
Software	3
Patent	3

Schedule of discount rates
	2022	2021
GEO royalties	9.0%	7.5%
LEO royalties	17.5%	17.5%

Schedule of growth rate assumptions
	2022	2021
GEO	—%	—%
LEO	2.0%	3.0%